Distribution Of Profit	12 Months Ended
Dec. 31, 2020
Distribution Of Profit [Abstract]
Distribution Of Profit
18	DISTRIBUTION OF PROFIT

(a)	Distribution of profits
According to the resolutions of the board of director of First High-School HK on November 27, 2018, the dividends declared to the then shareholder were RMB80,614. Dividends of RMB27,880 were paid in November 2018 and unpaid dividends of RMB52,734 were recorded in amounts due to related parties as of December 31, 2018 and 2019, respectively. The Group further paid out RMB42,300 in December 2020 with a remaining balance of RMB10,434 unpaid (“Unpaid 2018 Dividend”) which was subsequently paid in March 2021.

(b)	Distribution to the Parent
On December 9, 2020, the Parent entered into a Share Repurchase Agreement with its shareholder, Longwater Topco B.V. (“Longwater”), pursuant to which the Parent agreed to repurchase 718,239 of its shares from Longwater at a cash consideration of US$15,300, of which RMB89,083 (approximate US$13,713) was paid by the Group on the Parent’s behalf. The Group made the payment in December 2020 and has accounted for such payment as a distribution to the Parent within equity.

(c)	Declared dividends
Pursuant to a board meeting dated December 25, 2020, the Company declared a dividend of US$24,163 (approximately RMB157,663) to the shareholders of the Company upon the consummation of the Corporate Restructuring described in Note 23(a). Such dividend was paid in full in March 2021.

(d)	Reserves
As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and consolidated VIEs in the PRC must take appropriations from after-tax
profit to
non-distributive
funds.
These reserves include general reserve and the development reserve.
The general reserve requires annual appropriation 10% of
after-tax
profits as determined under PRC GAAP at each
year-end
until the balance reaches 50% of the PRC company’s registered capital. The other reserve is set aside at the company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve as of December 31, 2019 and 2020 were RMB4,952 and RMB4,971 respectively.
Each of the schools is required to appropriate 25%
, if any,
of its
after-tax
profits as determined under PRC GAAP to a
non-distributable
education development reserve for the construction or maintenance of the school or procurement or upgrading of educational equipment. In accordance with the 2004 Implementing Rules, this reserve can only be used for school construction, maintenance and upgrade of education equipment. The development reserve is restricted net assets of the schools which are un-distributable
to the Company in the form of dividends or loans. The education development reserve as of December 31, 2019 and 2020 were RMB24,149 and RMB36,620, respectively.